Loans and borrowings - Summary of Finance Cost and Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Finance income	$ 50,208	$ 18,030	$ 10,849
Finance cost -	(158,216)	(87,631)	(76,234)
Interest income on short-term bank deposits
Disclosure of detailed information about borrowings [line items]
Finance income	1,541	954	211
Interest income on investment
Disclosure of detailed information about borrowings [line items]
Finance income	48,667	17,076	10,638
Interests expense on bank loans
Disclosure of detailed information about borrowings [line items]
Finance cost -	(41,917)	(30,502)	(26,817)
Interests expense on senior convertible notes
Disclosure of detailed information about borrowings [line items]
Finance cost -	(87,862)	(42,403)	(38,301)
Interest on factoring
Disclosure of detailed information about borrowings [line items]
Finance cost -	(3,315)	(5,393)	(1,365)
Interest expense on lease liabilities
Disclosure of detailed information about borrowings [line items]
Finance cost -	(13,279)	(7,445)	(7,568)
Unwinding of discount and changes in the discount rate
Disclosure of detailed information about borrowings [line items]
Finance cost -	$ (11,843)	$ (1,888)	$ (2,183)